Basis of Preparation - Summary of Impact of Adopting IFRS 15 on Honda's Consolidated Financial Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	¥ 2,494,121	¥ 2,256,488	¥ 2,105,976	¥ 1,757,456
Trade receivables	793,245
Receivables from financial services	1,951,633	1,840,699
Other financial assets	163,274	213,177
Inventories	1,586,787	1,523,455
Other current assets	358,234
Total current assets	7,347,294	6,925,288
Non-current assets:
Investments accounted for using the equity method	713,039	679,517	597,262
Receivables from financial services	3,453,617	3,117,364
Other financial assets	417,149	436,555
Intangible assets	744,368
Deferred tax assets	150,318	129,338
Other non-current assets	162,648	169,022
Total non-current assets	13,071,828	12,423,876
Total assets	20,419,122	19,349,164	18,958,123
Current liabilities:
Trade payables	1,184,882	1,224,627
Financing liabilities	3,188,782	2,917,261
Accrued expenses	476,300	404,719
Other financial liabilities	132,910	115,405
Income taxes payable	49,726	53,595
Provisions	348,763	305,994
Other current liabilities	599,761	602,498
Total current liabilities	5,981,124	5,624,099
Non-current liabilities:
Financing liabilities	4,142,338	3,881,749
Other financial liabilities	63,689	60,005
Retirement benefit liabilities	398,803	404,401
Provisions	220,745	220,625
Deferred tax liabilities	727,411	629,722
Other non-current liabilities	319,222	294,468
Total non-current liabilities	5,872,208	5,490,970
Total liabilities	11,853,332	11,115,069
Equity:
Common stock	86,067	86,067
Capital surplus	171,460	171,118
Treasury stock	(177,827)	(113,271)
Retained earnings	7,973,637	7,611,332
Other components of equity	214,383	178,292
Equity attributable to owners of the parent	8,267,720	7,933,538
Non-controlling interests	298,070	300,557
Total equity	8,565,790	8,234,095	7,569,626	¥ 7,031,788
Total liabilities and equity	20,419,122	19,349,164
Sales revenue	15,888,617	15,361,146	13,999,200
Operating costs and expenses:
Cost of sales	(12,580,949)	(12,000,581)	(10,865,848)
Selling, general and administrative	(1,774,393)	(1,775,151)	(1,601,212)
Research and development	(806,905)	(751,856)	(691,429)
Total operating costs and expenses	(15,162,247)	(14,527,588)	(13,158,489)
Operating profit	726,370	833,558	840,711
Share of profit of investments accounted for using the equity method	228,827	247,643	164,793
Finance income and finance costs:
Interest income	48,618	41,191	32,389
Interest expense	(13,217)	(12,970)	(12,471)
Other, net	(11,223)	5,551	(18,436)
Total finance income and finance costs	24,178	33,772	1,482
Profit before income taxes	979,375	1,114,973	1,006,986
Income tax expense	(303,089)	13,666	(327,592)
Profit for the year	676,286	1,128,639	679,394
Profit for the year attributable to:
Owners of the parent	610,316	1,059,337	616,569
Non-controlling interests	65,970	69,302	¥ 62,825
Previously stated [member]
Current assets:
Cash and cash equivalents	2,494,121
Trade receivables	796,199
Receivables from financial services	1,951,633
Other financial assets	163,274
Inventories	1,586,787
Other current assets	357,428
Total current assets	7,349,442
Non-current assets:
Investments accounted for using the equity method	713,026
Receivables from financial services	3,453,617
Other financial assets	417,149
Intangible assets	744,368
Deferred tax assets	149,800
Other non-current assets	161,842
Total non-current assets	13,070,491
Total assets	20,419,933
Current liabilities:
Trade payables	1,184,882
Financing liabilities	3,188,782
Accrued expenses	423,908
Other financial liabilities	132,910
Income taxes payable	49,726
Provisions	352,642
Other current liabilities	584,294
Total current liabilities	5,917,144
Non-current liabilities:
Financing liabilities	4,142,338
Other financial liabilities	63,689
Retirement benefit liabilities	398,803
Provisions	221,694
Deferred tax liabilities	742,937
Other non-current liabilities	318,334
Total non-current liabilities	5,887,795
Total liabilities	11,804,939
Equity:
Common stock	86,067
Capital surplus	171,460
Treasury stock	(177,827)
Retained earnings	8,021,584
Other components of equity	215,285
Equity attributable to owners of the parent	8,316,569
Non-controlling interests	298,425
Total equity	8,614,994	8,234,095
Total liabilities and equity	20,419,933
Sales revenue	15,894,946
Operating costs and expenses:
Cost of sales	(12,582,518)
Selling, general and administrative	(1,776,438)
Research and development	(806,905)
Total operating costs and expenses	(15,165,861)
Operating profit	729,085
Share of profit of investments accounted for using the equity method	228,824
Finance income and finance costs:
Interest income	48,618
Interest expense	(13,217)
Other, net	(11,223)
Total finance income and finance costs	24,178
Profit before income taxes	982,087
Income tax expense	(303,745)
Profit for the year	678,342
Profit for the year attributable to:
Owners of the parent	611,621
Non-controlling interests	66,721
Increase (decrease) due to application of IFRS 15 [member]
Current assets:
Cash and cash equivalents
Trade receivables	(2,954)
Receivables from financial services
Other financial assets
Inventories
Other current assets	806
Total current assets	(2,148)
Non-current assets:
Investments accounted for using the equity method	13
Receivables from financial services
Other financial assets
Intangible assets
Deferred tax assets	518
Other non-current assets	806
Total non-current assets	1,337
Total assets	(811)
Current liabilities:
Trade payables
Financing liabilities
Accrued expenses	52,392
Other financial liabilities
Income taxes payable
Provisions	(3,879)
Other current liabilities	15,467
Total current liabilities	63,980
Non-current liabilities:
Financing liabilities
Other financial liabilities
Retirement benefit liabilities
Provisions	(949)
Deferred tax liabilities	(15,526)
Other non-current liabilities	888
Total non-current liabilities	(15,587)
Total liabilities	48,393
Equity:
Common stock
Capital surplus
Treasury stock
Retained earnings	(47,947)
Other components of equity	(902)
Equity attributable to owners of the parent	(48,849)
Non-controlling interests	(355)
Total equity	(49,204)
Total liabilities and equity	(811)
Sales revenue	(6,329)
Operating costs and expenses:
Cost of sales	1,569
Selling, general and administrative	2,045
Research and development
Total operating costs and expenses	3,614
Operating profit	(2,715)
Share of profit of investments accounted for using the equity method	3
Finance income and finance costs:
Interest income
Interest expense
Other, net
Total finance income and finance costs
Profit before income taxes	(2,712)
Income tax expense	656
Profit for the year	(2,056)
Profit for the year attributable to:
Owners of the parent	(1,305)
Non-controlling interests	(751)
Equipment on operating leases [member]
Non-current assets:
Equipment on operating leases	4,448,849	4,088,133
Equipment on operating leases [member] | Previously stated [member]
Non-current assets:
Equipment on operating leases	4,448,849
Equipment on operating leases [member] | Increase (decrease) due to application of IFRS 15 [member]
Non-current assets:
Equipment on operating leases
Property, plant and equipment [member]
Non-current assets:
Equipment on operating leases	2,981,840	¥ 3,062,433
Property, plant and equipment [member] | Previously stated [member]
Non-current assets:
Equipment on operating leases	2,981,840
Property, plant and equipment [member] | Increase (decrease) due to application of IFRS 15 [member]
Non-current assets:
Equipment on operating leases